December 27, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

Re:	Calamos Convertible Opportunities and Income Fund (File Nos. 333- , 811-21080)

Ladies and Gentleman:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of Calamos Convertible Opportunities and Income Fund, a Delaware statutory trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $121.20 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-1105.

Very truly yours,

/s/ Tammie Lee
Tammie Lee

cc:	John P. Calamos, Sr.

J. Christopher Jackson

Paulita Pike, Esq.

Rita Rubin, Esq.